Eaton Vance
Worldwide Health Sciences Fund
May 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 98.1%
Security	Shares	Value
Biotechnology — 10.7%
AbbVie, Inc.	426,290	$ 62,822,357
Abcam PLC(1)	237,947	3,542,950
argenx SE ADR(1)	14,886	4,604,240
Blueprint Medicines Corp.(1)	51,234	2,817,870
CSL, Ltd.	101,354	19,717,919
Neurocrine Biosciences, Inc.(1)	210,577	19,686,844
Travere Therapeutics, Inc.(1)	121,514	2,832,491
		$ 116,024,671
Containers & Packaging — 0.4%
AptarGroup, Inc.	44,675	$ 4,784,246
		$ 4,784,246
Health Care Equipment — 13.9%
Abbott Laboratories	82,997	$ 9,748,828
Boston Scientific Corp.(1)	480,847	19,719,535
Edwards Lifesciences Corp.(1)	137,573	13,874,237
Envista Holdings Corp.(1)	206,075	8,869,468
Fisher & Paykel Healthcare Corp., Ltd.	306,830	4,187,795
Inari Medical, Inc.(1)	151,170	9,946,986
Intuitive Surgical, Inc.(1)	128,642	29,284,065
Straumann Holding AG	62,495	7,972,891
Tandem Diabetes Care, Inc.(1)	138,578	9,446,862
Teleflex, Inc.	66,660	19,180,748
Zimmer Biomet Holdings, Inc.	146,300	17,586,723
		$ 149,818,138
Health Care Services — 1.8%
Agiliti, Inc.(1)	702,673	$ 13,575,642
R1 RCM, Inc.(1)	275,354	5,911,851
		$ 19,487,493
Health Care Supplies — 2.9%
Alcon, Inc.	223,253	$ 16,753,035
Asahi Intecc Co., Ltd.	255,800	3,849,387
Cooper Cos., Inc. (The)	29,764	10,439,425
		$ 31,041,847
Health Care Technology — 2.0%
JMDC, Inc.	173,100	$ 6,953,480
Security	Shares	Value
Health Care Technology (continued)
M3, Inc.	226,300	$ 6,508,603
Veeva Systems, Inc., Class A(1)	46,863	7,978,895
		$ 21,440,978
Life Sciences Tools & Services — 11.4%
Danaher Corp.	153,702	$ 40,549,662
Lonza Group AG	19,388	11,689,134
PolyPeptide Group AG(1)(2)	74,841	5,888,491
Thermo Fisher Scientific, Inc.	86,027	48,826,344
Waters Corp.(1)	50,487	16,557,212
		$ 123,510,843
Managed Health Care — 11.2%
Anthem, Inc.	58,532	$ 29,828,493
UnitedHealth Group, Inc.	182,646	90,734,880
		$ 120,563,373
Pharmaceuticals — 43.8%
AstraZeneca PLC	362,647	$ 47,928,766
Bristol-Myers Squibb Co.	550,361	41,524,737
Dechra Pharmaceuticals PLC	138,439	6,345,688
Eli Lilly & Co.	179,272	56,191,016
Johnson & Johnson	510,274	91,609,491
Merck & Co., Inc.	201,902	18,581,041
Novartis AG	114,812	10,429,497
Novo Nordisk A/S, Class B	405,795	45,063,732
Pfizer, Inc.	359,209	19,052,445
Roche Holding AG PC	159,632	54,401,138
Royalty Pharma PLC, Class A	320,270	13,175,908
Sanofi	367,730	39,350,002
Zoetis, Inc.	167,945	28,706,839
		$ 472,360,300
Total Common Stocks (identified cost $666,189,259)		$1,059,031,889

Convertible Preferred Stocks — 0.1%
Security	Shares	Value
Biotechnology — 0.1%
Caris Life Sciences, Inc., Series D(1)(3)(4)	370,370	$ 1,381,480
Total Convertible Preferred Stocks (identified cost $3,000,000)		$ 1,381,480

Eaton Vance
Worldwide Health Sciences Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

Exchange-Traded Funds — 1.5%
Security	Shares	Value
Equity Funds — 1.5%
iShares Global Healthcare ETF	69,565	$ 5,876,851
SPDR S&P Biotech ETF	157,115	10,806,370
Total Exchange-Traded Funds (identified cost $16,463,734)		$ 16,683,221

Short-Term Investments — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.71%(5)	668,547	$ 668,547
Total Short-Term Investments (identified cost $668,547)		$ 668,547
Total Investments — 99.8% (identified cost $686,321,540)		$1,077,765,137
Other Assets, Less Liabilities — 0.2%		$ 2,021,656
Net Assets — 100.0%		$1,079,786,793
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2022, the aggregate value of these securities is $5,888,491 or 0.5% of the Fund's net assets.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Restricted security.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of May 31, 2022.
Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	70.3%	$758,607,751
Switzerland	9.4	101,245,695
United Kingdom	6.6	70,993,312
Denmark	4.2	45,063,732
France	3.6	39,350,002
Australia	1.8	19,717,919
Japan	1.6	17,311,470
Netherlands	0.4	4,604,240
New Zealand	0.4	4,187,795
Exchange-Traded Funds	1.5	16,683,221
Total Investments	99.8%	$1,077,765,137
Abbreviations:
ADR	– American Depositary Receipt
PC	– Participation Certificate

The Fund did not have any open derivative instruments at May 31, 2022.
Restricted Securities
At May 31, 2022, the Fund owned the following security (representing 0.1% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has limited registration rights with respect to this security. The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.
Description	Date(s) of Acquisition	Shares	Cost	Value
Convertible Preferred Stocks
Caris Life Sciences, Inc., Series D	5/12/21	370,370	$3,000,000	$1,381,480
Total Convertible Preferred Stocks			$3,000,000	$1,381,480
Total Restricted Securities			$3,000,000	$1,381,480

Eaton Vance
Worldwide Health Sciences Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At May 31, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $668,547, which represents 0.1% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended May 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$6,140,576	$75,231,266	$(81,372,484)	$642	$ —	$ —	$760	—
Liquidity Fund	—	15,648,806	(14,980,259)	—	—	668,547	632	668,547
Total				$642	$ —	$668,547	$1,392
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Biotechnology	$ 92,763,802	$ 23,260,869	$ —	$ 116,024,671
Containers & Packaging	4,784,246	—	—	4,784,246
Health Care Equipment	137,657,452	12,160,686	—	149,818,138
Health Care Services	19,487,493	—	—	19,487,493
Health Care Supplies	10,439,425	20,602,422	—	31,041,847
Health Care Technology	7,978,895	13,462,083	—	21,440,978
Life Sciences Tools & Services	105,933,218	17,577,625	—	123,510,843
Managed Health Care	120,563,373	—	—	120,563,373
Pharmaceuticals	268,841,477	203,518,823	—	472,360,300
Total Common Stocks	$768,449,381	$290,582,508**	$ —	$1,059,031,889
Convertible Preferred Stocks	$ —	$ —	$1,381,480	$ 1,381,480
Exchange-Traded Funds	16,683,221	—	—	16,683,221

Eaton Vance
Worldwide Health Sciences Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Short-Term Investments	$ 668,547	$ —	$ —	$ 668,547
Total Investments	$785,801,149	$290,582,508	$1,381,480	$1,077,765,137
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended May 31, 2022 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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